Gains on Derivative Instruments and Other Financial Items, Net	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains on Derivative Instruments and Other Financial Items, Net	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
Gains on derivative instruments, net comprise the following:

(in thousands of $)	Six months ended June 30,
	2022	2021
Unrealized MTM adjustment for interest rate swaps	49,582	16,804
Interest expense on undesignated interest rate swaps	(1,705)	(562)
Foreign exchange gain on terminated undesignated foreign exchange swaps	—	240
Gains on derivative instruments, net	47,877	16,482

Other financial items, net comprise the following:

(in thousands of $)	Six months ended June 30,
	2022	2021
Financing arrangement fees and other costs	(5,964)	(94)
Amortization of debt guarantee	1,341	1,326
Foreign exchange gain/(loss) on operations	1,145	(496)
Others	(129)	(150)
Other financials items, net	(3,607)	586